PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited)
1
Voya VACS Series MCV Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 96.7%
Communication Services : 0.7%
242
(1)
Charter
Communications, Inc.
- Class A
$ 87,984
0.1
1,217
Electronic Arts, Inc.
157,139
0.1
3,713
Fox Corp. - Class A
213,869
0.1
2,213
Fox Corp. - Class B
119,657
0.1
3,554
(1)
Liberty Global Ltd.
- Class A
41,084
0.0
4,778
(1)
Liberty Global Ltd.
- Class C
57,862
0.0
2,254  New York Times Co.
- Class A
108,395
0.1
2,991
News Corp. - Class A
85,602
0.1
282  Nexstar Media Group,
Inc.
47,700
0.0
1,940
Omnicom Group, Inc.
160,554
0.1
1,079,846
0.7
Consumer Discretionary : 8.7%
12,925
(1)
Aptiv PLC
841,676
0.5
2,389
Aramark
88,512
0.1
18,200  Bath & Body Works,
Inc.
659,386
0.4
2,750
Best Buy Co., Inc.
247,252
0.2
51,740
BorgWarner, Inc.
1,540,300
1.0
675
(2)
Columbia Sportswear
Co.
58,617
0.0
514
D.R. Horton, Inc.
65,180
0.1
246  Dick's Sporting Goods,
Inc.
55,375
0.0
1,288
Dollar General Corp.
95,544
0.1
678
(1)
Dollar Tree, Inc.
49,399
0.0
127
Domino's Pizza, Inc.
62,193
0.0
26,493
eBay, Inc.
1,715,157
1.1
10,725
(1)
Expedia Group, Inc.
2,123,121
1.4
797
Garmin Ltd.
182,457
0.1
2,656
Gentex Corp.
64,594
0.1
1,707
Genuine Parts Co.
213,170
0.1
399
(1)
Grand Canyon
Education, Inc.
71,748
0.1
2,641
H&R Block, Inc.
143,961
0.1
2,996  Hilton Worldwide
Holdings, Inc.
793,820
0.5
1,141
Lennar Corp. - Class A
136,498
0.1
2,130
LKQ Corp.
89,865
0.1
361
(1)
Mohawk Industries,
Inc.
42,450
0.0
29
(1)
NVR, Inc.
210,122
0.1
555
(1)
Ollie's Bargain Outlet
Holdings, Inc.
57,448
0.0
2,061
PulteGroup, Inc.
212,860
0.1
3,924
Ralph Lauren Corp.
1,063,953
0.7
9,116
Ross Stores, Inc.
1,279,157
0.8
1,299  Service Corp.
International
105,219
0.1
492
(1)
SharkNinja, Inc.
51,704
0.0
16,196
(1)
Skechers USA, Inc.
- Class A
987,794
0.6
1,011
Tapestry, Inc.
86,360
0.1
673
Toll Brothers, Inc.
75,134
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
391
Yum! Brands, Inc.
$ 61,141
0.0
13,531,167
8.7
Consumer Staples : 7.3%
2,884  Albertsons Cos., Inc.
- Class A
60,679
0.0
5,845  Archer-Daniels-
Midland Co.
275,884
0.2
1,244
(1)
BellRing Brands, Inc.
91,160
0.1
23,370
(1)
BJ's Wholesale Club
Holdings, Inc.
2,366,446
1.5
1,193
Bunge Global SA
88,509
0.1
362  Casey's General
Stores, Inc.
149,944
0.1
1,506  Church & Dwight Co.,
Inc.
167,467
0.1
128  Coca-Cola
Consolidated, Inc.
181,391
0.1
3,820
Conagra Brands, Inc.
97,563
0.1
2,871
Flowers Foods, Inc.
53,803
0.0
2,722
General Mills, Inc.
165,008
0.1
571
Hershey Co.
98,617
0.1
2,003
Hormel Foods Corp.
57,346
0.0
2,026
Ingredion, Inc.
264,616
0.2
2,426
Kellogg Co.
201,115
0.1
7,577
Kenvue, Inc.
178,817
0.1
8,371
Kroger Co.
542,608
0.3
881  Lamb Weston
Holdings, Inc.
45,697
0.0
27,375
(1)
Maplebear, Inc.
1,124,839
0.7
1,080
McCormick & Co., Inc.
89,219
0.1
2,612  Molson Coors
Beverage Co. - Class
B
160,090
0.1
19,825
(1)
Performance Food
Group Co.
1,687,901
1.1
1,224
(1)
Post Holdings, Inc.
138,936
0.1
4,714  Tyson Foods, Inc.
- Class A
289,157
0.2
39,551
(1)
US Foods Holding
Corp.
2,835,016
1.8
11,411,828
7.3
Energy : 4.7%
48,801
Baker Hughes Co.
2,176,037
1.4
2,554  Chesapeake Energy
Corp.
252,539
0.1
13,300
Chord Energy Corp.
1,520,190
1.0
74,022
Coterra Energy, Inc.
1,997,854
1.3
32,700
Devon Energy Corp.
1,184,394
0.7
1,008
DT Midstream, Inc.
96,859
0.1
2,543
Kinder Morgan, Inc.
68,915
0.0
1,761
Williams Cos., Inc.
102,455
0.1
7,399,243
4.7
Financials : 15.7%
1,138  Affiliated Managers
Group, Inc.
194,427
0.1
1,268
Aflac, Inc.
138,808
0.1

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)

Voya VACS Series MCV Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
12,058  American Financial
Group, Inc.
$ 1,522,684
1.0
7,436  Arch Capital Group
Ltd.
690,879
0.4
462
Assurant, Inc.
96,045
0.1
787
Assured Guaranty Ltd.
68,729
0.0
794  Axis Capital Holdings
Ltd.
76,923
0.0
7,280  Bank of New York
Mellon Corp.
647,556
0.4
932
Brown & Brown, Inc.
110,479
0.1
930  Cboe Global Markets,
Inc.
196,044
0.1
2,710  Cincinnati Financial
Corp.
400,565
0.3
274  Discover Financial
Services
53,482
0.0
538  East West Bancorp,
Inc.
50,803
0.0
393  Evercore, Inc. - Class
A
95,027
0.1
931
Everest Re Group Ltd.
328,848
0.2
198  FactSet Research
Systems, Inc.
91,425
0.1
34,071  Fidelity National
Financial, Inc.
2,198,602
1.4
111  First Citizens
BancShares, Inc.
- Class A
227,335
0.1
7,150
Global Payments, Inc.
752,752
0.5
1,913
Globe Life, Inc.
243,774
0.2
21,479  Hartford Financial
Services Group, Inc.
2,540,536
1.6
814
Houlihan Lokey, Inc.
141,107
0.1
100,124  Huntington
Bancshares, Inc.
1,649,042
1.1
380  Interactive Brokers
Group, Inc. - Class A
77,672
0.0
3,017  Janus Henderson
Group PLC
127,317
0.1
1,326
Loews Corp.
114,924
0.1
377
M&T Bank Corp.
72,278
0.0
116
(1)
Markel Corp.
224,279
0.1
7,211  MGIC Investment
Corp.
177,463
0.1
81
MSCI, Inc.
47,831
0.0
1,037
Nasdaq, Inc.
85,843
0.1
468
Northern Trust Corp.
51,583
0.0
46,998  Old Republic
International Corp.
1,809,893
1.2
504
Primerica, Inc.
146,160
0.1
11,675  Principal Financial
Group, Inc.
1,039,542
0.7
15,350  Prosperity Bancshares,
Inc.
1,178,266
0.8
700  Raymond James
Financial, Inc.
108,269
0.1
1,973  Regions Financial
Corp.
46,780
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
388  Reinsurance Group of
America, Inc.
$ 78,644
0.1
1,901  RenaissanceRe
Holdings Ltd.
451,716
0.3
1,812
RLI Corp.
137,875
0.1
2,022
SEI Investments Co.
161,861
0.1
4,274
Synchrony Financial
259,346
0.2
8,937  T. Rowe Price Group,
Inc.
944,820
0.6
545  Tradeweb Markets,
Inc. - Class A
73,777
0.0
21,200
Truist Financial Corp.
982,620
0.6
1,289
Unum Group
106,072
0.1
3,656
W.R. Berkley Corp.
230,620
0.1
104  White Mountains
Insurance Group Ltd.
192,348
0.1
8,967  Willis Towers Watson
PLC
3,045,642
2.0
24,489,313
15.7
Health Care : 6.8%
9,329  Agilent Technologies,
Inc.
1,193,366
0.8
2,591
Cardinal Health, Inc.
335,483
0.2
2,207
(1)
Centene Corp.
128,359
0.1
170
Chemed Corp.
102,136
0.1
20,500
(1)
Cooper Cos., Inc.
1,852,790
1.2
1,669  Encompass Health
Corp.
167,134
0.1
2,620  GE HealthCare
Technologies, Inc.
228,857
0.1
29,691
(1)
Hologic, Inc.
1,882,112
1.2
1,360
Humana, Inc.
367,771
0.2
1,038
(1)
Incyte Corp.
76,293
0.1
590
(1)
Jazz Pharmaceuticals
PLC
84,683
0.1
515
Labcorp Holdings, Inc.
129,286
0.1
43
(1)
Mettler-Toledo
International, Inc.
54,727
0.0
1,675
Perrigo Co. PLC
48,575
0.0
2,121
(2)
Premier, Inc. - Class A
38,560
0.0
15,402
Quest Diagnostics, Inc.
2,663,006
1.7
589
ResMed, Inc.
137,543
0.1
3,625  Royalty Pharma PLC
- Class A
121,945
0.1
3,010
(1)
Solventum Corp.
240,047
0.2
243
STERIS PLC
53,280
0.0
866
(1)
United Therapeutics
Corp.
277,163
0.2
949  Universal Health
Services, Inc. - Class B
166,312
0.1
13,666
Viatris, Inc.
126,137
0.1
615  Zimmer Biomet
Holdings, Inc.
64,157
0.0
10,539,722
6.8
Industrials : 18.3%
1,832
A.O. Smith Corp.
121,791
0.1
608
Acuity Brands, Inc.
180,655
0.1
1,343
AECOM
134,367
0.1

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)

Voya VACS Series MCV Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
15,461
AGCO Corp.
$ 1,499,253
1.0
2,033
(1)
Alaska Air Group, Inc.
146,945
0.1
1,034
Allegion PLC
133,086
0.1
2,708  Allison Transmission
Holdings, Inc.
275,539
0.2
484
AMETEK, Inc.
91,621
0.1
427  Armstrong World
Industries, Inc.
65,613
0.0
319
(1)
Builders FirstSource,
Inc.
44,338
0.0
837  BWX Technologies,
Inc.
87,023
0.1
460
(1)
CACI International, Inc.
- Class A
154,031
0.1
417
Carlisle Cos., Inc.
142,097
0.1
18,200
Carrier Global Corp.
1,179,360
0.8
650  CH Robinson
Worldwide, Inc.
66,053
0.0
310
(1)
Clean Harbors, Inc.
66,201
0.0
2,518
(1)
Core & Main, Inc.
- Class A
128,443
0.1
701
Crane Co.
114,256
0.1
1,085
Cummins, Inc.
399,475
0.3
402
Curtiss-Wright Corp.
129,307
0.1
3,236
Delta Air Lines, Inc.
194,548
0.1
2,220
Donaldson Co., Inc.
153,380
0.1
745
Dover Corp.
148,084
0.1
367
EMCOR Group, Inc.
150,070
0.1
481
Esab Corp.
60,269
0.0
954
(1)
Everus Construction
Group, Inc.
39,686
0.0
989  Expeditors
International of
Washington, Inc.
116,069
0.1
515  Ferguson Enterprises,
Inc.
91,413
0.1
1,507
Flowserve Corp.
82,945
0.1
1,086
Fortive Corp.
86,381
0.1
7,422
(1)
FTI Consulting, Inc.
1,229,083
0.8
3,887
(1)
Gates Industrial Corp.
PLC
84,115
0.1
46,047
Genpact Ltd.
2,450,621
1.6
1,447
Graco, Inc.
125,990
0.1
519  Howmet Aerospace,
Inc.
70,895
0.0
1,534
Hubbell, Inc.
570,019
0.4
1,014  Huntington Ingalls
Industries, Inc.
178,038
0.1
378
IDEX Corp.
73,457
0.0
1,267
Ingersoll Rand, Inc.
107,416
0.1
1,195
ITT, Inc.
168,782
0.1
2,830
Jacobs Solutions, Inc.
362,551
0.2
9,565  JB Hunt Transport
Services, Inc.
1,541,782
1.0
983
(1)
Kirby Corp.
102,448
0.1
33,739  Knight-Swift
Transportation
Holdings, Inc.
1,701,795
1.1
334  L3Harris Technologies,
Inc.
68,841
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
7,833
Landstar System, Inc.
$ 1,243,880
0.8
1,391
Leidos Holdings, Inc.
180,788
0.1
5,325  Lincoln Electric
Holdings, Inc.
1,100,624
0.7
2,374
Masco Corp.
178,477
0.1
432
(1)
MasTec, Inc.
56,415
0.0
9,414  MDU Resources
Group, Inc.
162,392
0.1
10,200
(1)
Middleby Corp.
1,687,182
1.1
600  MSC Industrial Direct
Co., Inc. - Class A
48,216
0.0
836
nVent Electric PLC
50,444
0.0
850
Oshkosh Corp.
86,955
0.1
1,474
Otis Worldwide Corp.
147,076
0.1
1,268
Owens Corning
195,323
0.1
610
(1)
Parsons Corp.
35,514
0.0
1,186
Pentair PLC
111,721
0.1
263
Quanta Services, Inc.
68,283
0.0
9,200
Regal Rexnord Corp.
1,190,480
0.8
3,600
Republic Services, Inc.
853,272
0.5
853  Robert Half
International, Inc.
50,404
0.0
170  Rockwell Automation,
Inc.
48,816
0.0
894
Ryder System, Inc.
147,036
0.1
1,136  Science Applications
International Corp.
112,226
0.1
325  Simpson
Manufacturing Co., Inc.
53,430
0.0
920
Snap-on, Inc.
313,877
0.2
10,239
Southwest Airlines Co.
318,023
0.2
851  SS&C Technologies
Holdings, Inc.
75,782
0.0
2,126
Tetra Tech, Inc.
62,058
0.0
21,326
Textron, Inc.
1,593,692
1.0
12,900
TransUnion
1,192,347
0.8
92
United Rentals, Inc.
59,094
0.0
230
Valmont Industries, Inc.
80,125
0.0
993
Veralto Corp.
99,062
0.1
298
Watsco, Inc.
150,290
0.1
762  Westinghouse Air
Brake Technologies
Corp.
141,244
0.1
708
Woodward, Inc.
133,809
0.1
10,300
Xylem, Inc.
1,348,167
0.9
28,494,656
18.3
Information Technology : 8.2%
16,175
(1)
Akamai Technologies,
Inc.
1,304,999
0.8
1,803
Amdocs Ltd.
157,312
0.1
130
(1)
ANSYS, Inc.
43,322
0.0
5,700
(1)
Check Point Software
Technologies Ltd.
1,255,482
0.8
1,456
(1)
Ciena Corp.
115,854
0.1
636
(1)
Cirrus Logic, Inc.
66,277
0.0
2,052  Cognizant Technology
Solutions Corp. - Class
A
170,993
0.1
1,755
Corning, Inc.
88,013
0.1

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)

Voya VACS Series MCV Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
3,666
(1)
Dropbox, Inc. - Class A
$ 95,243
0.1
447
(1)
Euronet Worldwide,
Inc.
45,800
0.0
705
(1)
F5, Inc.
206,163
0.1
13,500
(1)
Flex Ltd.
511,515
0.3
3,788
Gen Digital, Inc.
103,526
0.1
7,250
(1)
Globant SA
1,091,342
0.7
11,270  Hewlett Packard
Enterprise Co.
223,259
0.1
2,602
HP, Inc.
80,324
0.1
1,874
Jabil, Inc.
290,320
0.2
626  Jack Henry &
Associates, Inc.
108,667
0.1
3,598
Juniper Networks, Inc.
130,248
0.1
5,275
(1)
Keysight Technologies,
Inc.
841,521
0.5
12,900
MKS Instruments, Inc.
1,184,478
0.8
1,061
NetApp, Inc.
105,898
0.1
23,700
(1)
ON Semiconductor
Corp.
1,115,085
0.7
766
Paychex, Inc.
116,179
0.1
1,171  Skyworks Solutions,
Inc.
78,059
0.0
573
TD SYNNEX Corp.
78,782
0.1
133
(1)
Teledyne Technologies,
Inc.
68,498
0.0
23,200
(1)
Trimble, Inc.
1,669,936
1.1
7,225
Western Union Co.
78,247
0.1
4,100
(1)
Zebra Technologies
Corp. - Class A
1,291,705
0.8
12,717,047
8.2
Materials : 12.5%
12,895
(2)
Amcor PLC
130,497
0.1
11,111
AptarGroup, Inc.
1,630,539
1.0
6,600
Avery Dennison Corp.
1,240,602
0.8
47,677
(1)
Axalta Coating
Systems Ltd.
1,726,384
1.1
1,473
Ball Corp.
77,612
0.0
1,466  Berry Global Group,
Inc.
105,801
0.1
19,315  CF Industries
Holdings, Inc.
1,564,901
1.0
1,435
Corteva, Inc.
90,376
0.1
24,914
Crown Holdings, Inc.
2,233,042
1.4
1,175  DuPont de Nemours,
Inc.
96,080
0.1
1,229
Eastman Chemical Co.
120,258
0.1
15,325
Franco-Nevada Corp.
2,190,556
1.4
25,716  Graphic Packaging
Holding Co.
686,103
0.4
3,850
International Paper Co.
216,948
0.1
187  Martin Marietta
Materials, Inc.
90,347
0.1
131
NewMarket Corp.
74,684
0.0
616
Nucor Corp.
84,682
0.1
6,285  Packaging Corp. of
America
1,339,271
0.9
822  Reliance Steel &
Aluminum Co.
244,266
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
625
Royal Gold, Inc.
$ 91,875
0.1
13,632
RPM International, Inc.
1,688,868
1.1
676
Scotts Miracle-Gro Co.
39,593
0.0
893
Silgan Holdings, Inc.
48,499
0.0
16,400
Smurfit WestRock PLC
853,948
0.5
6,710
Steel Dynamics, Inc.
906,320
0.6
284
Vulcan Materials Co.
70,236
0.0
16,650
Westlake Corp.
1,869,795
1.2
19,512,083
12.5
Real Estate : 7.0%
524  AvalonBay
Communities, Inc.
118,518
0.1
18,892
Camden Property Trust
2,343,742
1.5
795
(1)
CBRE Group, Inc.
- Class A
112,842
0.1
2,148
CubeSmart
88,670
0.1
21,373  Equity LifeStyle
Properties, Inc.
1,465,760
0.9
1,537
Equity Residential
113,999
0.1
241  Essex Property Trust,
Inc.
75,089
0.0
352  Extra Space Storage,
Inc.
53,701
0.0
3,362  Host Hotels & Resorts,
Inc.
54,229
0.0
15,684  Lamar Advertising Co.
- Class A
1,948,423
1.3
809  Mid-America
Apartment
Communities, Inc.
136,009
0.1
570
(1)
Millrose Properties,
Inc.
13,030
0.0
52,534  National Retail
Properties, Inc.
2,230,068
1.4
8,800  SBA Communications
Corp.
1,917,520
1.2
2,030
UDR, Inc.
91,716
0.1
3,416
VICI Properties, Inc.
110,986
0.1
1,526
Weyerhaeuser Co.
45,933
0.0
873
WP Carey, Inc.
56,055
0.0
10,976,290
7.0
Utilities : 6.8%
48,346
Alliant Energy Corp.
3,119,767
2.0
2,505
Ameren Corp.
254,408
0.2
14,589  American Water Works
Co., Inc.
1,983,666
1.3
1,269
Atmos Energy Corp.
193,053
0.1
5,594  CenterPoint Energy,
Inc.
192,322
0.1
2,695
CMS Energy Corp.
196,870
0.1
1,554  Consolidated Edison,
Inc.
157,762
0.1
905
DTE Energy Co.
120,998
0.1
2,026
Edison International
110,295
0.1
4,473
Entergy Corp.
390,538
0.3
1,854
Essential Utilities, Inc.
70,415
0.0
3,603
Evergy, Inc.
248,283
0.2
969
Eversource Energy
61,057
0.0

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)

Voya VACS Series MCV Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
5,193
Exelon Corp.
$ 229,530
0.2
3,088
FirstEnergy Corp.
119,722
0.1
699
IDACORP, Inc.
82,419
0.1
2,560
National Fuel Gas Co.
192,512
0.1
5,460
NiSource, Inc.
222,822
0.1
1,022
NRG Energy, Inc.
108,036
0.1
4,236
OGE Energy Corp.
196,042
0.1
2,749
PG&E Corp.
44,919
0.0
2,076  Pinnacle West Capital
Corp.
192,113
0.1
5,046
PPL Corp.
177,670
0.1
3,159  Public Service
Enterprise Group, Inc.
256,353
0.2
2,124
UGI Corp.
72,556
0.0
1,991  WEC Energy Group,
Inc.
212,420
0.1
19,444
Xcel Energy, Inc.
1,401,912
0.9
10,608,460
6.8
Total Common Stock
(Cost $141,601,789)
150,759,655
96.7
EXCHANGE-TRADED FUNDS : 0.3%
5,233  iShares Russell Mid-
Cap ETF
468,144
0.3
Total Exchange-Traded
Funds
(Cost $479,683)
468,144
0.3
Total Long-Term
Investments
(Cost $142,081,472)
151,227,799
97.0
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 3.1%
Repurchase Agreements : 0.2%
231,890
(3)
Bank of America
Securities, Inc.,
Repurchase
Agreement dated
02/28/2025, 4.360%,
due 03/03/2025
(Repurchase
Amount $231,973,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.500%, Market
Value plus accrued
interest $236,528, due
05/31/29-11/15/49)
231,890
0.2
Total Repurchase
Agreements
(Cost $231,890)
231,890
0.2
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 2.9%
4,479,765
(4)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.250%
$ 4,479,765
2.9
60,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.290%
60,000
0.0
Total Mutual Funds
(Cost $4,539,765)
4,539,765
2.9
Total Short-Term
Investments
(Cost $4,771,655)
4,771,655
3.1
Total Investments in
Securities
(Cost $146,853,127) $ 155,999,454 100.1
Liabilities in Excess
of Other Assets (214,839) (0.1)
Net Assets $ 155,784,615 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of February 28, 2025.

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)

Voya VACS Series MCV Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 28, 2025
Asset Table
Investments, at fair value
Common Stock* $ 150,759,655 $ — $ — $ 150,759,655
Exchange-Traded Funds 468,144 — — 468,144
Short-Term Investments 4,539,765 231,890 — 4,771,655
Total Investments, at fair value $ 155,767,564 $ 231,890 $ — $ 155,999,454
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended February 28, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
2/28/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Financial, Inc.
$ 41,398 $ — $ (40,150) $ (1,248) $ — $ — $ (1,303) $ —
$ 41,398 $ — $ (40,150) $ (1,248) $ — $ — $ (1,303) $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 15,267,260
Gross Unrealized Depreciation (6,120,933)
Net Unrealized Appreciation $ 9,146,327